UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Heitman Real Estate Securities LLC

Address:   191 North Wacker Drive
           Suite 2500
           Chicago, IL 60606


Form 13F File Number: 28-04321


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Cheryl Cravens
Title:  Deputy Compliance Officer Public Securities
Phone:  312-425-0391

Signature,  Place,  and  Date  of  Signing:

/s/ Cheryl Cravens                 Chicago, IL                        2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    5

Form 13F Information Table Entry Total:             106

Form 13F Information Table Value Total:  $    2,304,581
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-11931             Old Mutual (US) Holdings, Inc.
----  --------------------  ----------------------------------------------------
2     028-11581             Old Mutual Capital, Inc
----  --------------------  ----------------------------------------------------
3     028-598               The Penn Mutual Life Insurance Company
----  --------------------  ----------------------------------------------------
4     028-12002             Heitman LLC
----  --------------------  ----------------------------------------------------
5     028-12003             KE I LLC
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AMB Property Corp                       COM            00163T109     1104    34800 SH       OTHER      1,2,4,5    34800      0    0
AMB Property Corp                       COM            00163T109     1249    39400 SH       OTHER      1,3,4,5    39400      0    0
AMB Property Corp                       COM            00163T109    51956  1638461 SH       DEFINED    1,4,5     843775      0    0
American Campus Communities             COM            024835100     1235    38900 SH       OTHER      1,2,4,5    38900      0    0
American Campus Communities             COM            024835100     1371    43175 SH       OTHER      1,3,4,5    43175      0    0
American Campus Communities             COM            024835100    22710   715045 SH       DEFINED    1,4,5     257540      0    0
Avalonbay Communities, Inc.             COM            053484101     3606    32037 SH       OTHER      1,2,4,5    32037      0    0
Avalonbay Communities, Inc.             COM            053484101     3931    34926 SH       OTHER      1,3,4,5    34926      0    0
Avalonbay Communities, Inc.             COM            053484101   125751  1117294 SH       DEFINED    1,4,5     612595      0    0
Biomed Realty Trust Inc                 COM            09063H107     1816    97349 SH       OTHER      1,2,4,5    97349      0    0
Biomed Realty Trust Inc                 COM            09063H107     2026   108625 SH       OTHER      1,3,4,5   108625      0    0
Biomed Realty Trust Inc                 COM            09063H107    57153  3064481 SH       DEFINED    1,4,5    1862332      0    0
Boston Properties, Inc.                 COM            101121101     3320    38560 SH       OTHER      1,2,4,5    38560      0    0
Boston Properties, Inc.                 COM            101121101     3640    42275 SH       OTHER      1,3,4,5    42275      0    0
Boston Properties, Inc.                 COM            101121101   109883  1276223 SH       DEFINED    1,4,5     709060      0    0
Brandywine Realty Trust                 COM            105368203      869    74550 SH       OTHER      1,2,4,5    74550      0    0
Brandywine Realty Trust                 COM            105368203     1036    88900 SH       OTHER      1,3,4,5    88900      0    0
Brandywine Realty Trust                 COM            105368203    33751  2897052 SH       DEFINED    1,4,5    1652702      0    0
Coresite Realty Corp                    COM            21870Q105      679    49775 SH       OTHER      1,2,4,5    49775      0    0
Coresite Realty Corp                    COM            21870Q105      760    55700 SH       OTHER      1,3,4,5    55700      0    0
Coresite Realty Corp                    COM            21870Q105     6244   457775 SH       DEFINED    1,4,5     183450      0    0
Digital Realty Trust Inc.               COM            253868103     2794    54202 SH       OTHER      1,2,4,5    54202      0    0
Digital Realty Trust Inc.               COM            253868103     3208    62250 SH       OTHER      1,3,4,5    62250      0    0
Digital Realty Trust Inc.               COM            253868103   125930  2443351 SH       DEFINED    1,4,5    1388864      0    0
Essex Property Trust Inc.               COM            297178105     2875    25175 SH       OTHER      1,2,4,5    25175      0    0
Essex Property Trust Inc.               COM            297178105     3167    27725 SH       OTHER      1,3,4,5    27725      0    0
Essex Property Trust Inc.               COM            297178105    88204   772233 SH       DEFINED    1,4,5     456655      0    0
Extra Space Storage Inc                 COM            30225T102      307    17615 SH       OTHER      1,2,4,5    17615      0    0
Extra Space Storage Inc                 COM            30225T102      350    20100 SH       OTHER      1,3,4,5    20100      0    0
Extra Space Storage Inc                 COM            30225T102    16599   953951 SH       DEFINED    1,4,5     365418      0    0
Federal Realty Investment Trust         COM            313747206      809    10378 SH       OTHER      1,2,4,5    10378      0    0
Federal Realty Investment Trust         COM            313747206      914    11725 SH       OTHER      1,3,4,5    11725      0    0
Federal Realty Investment Trust         COM            313747206    30993   397700 SH       DEFINED    1,4,5     210484      0    0
HCP Inc.                                COM            40414L109     1938    52675 SH       OTHER      1,2,4,5    52675      0    0
HCP Inc.                                COM            40414L109     2095    56953 SH       OTHER      1,3,4,5    56953      0    0
HCP Inc.                                COM            40414L109    74638  2028755 SH       DEFINED    1,4,5    1126925      0    0
Health Care REIT Inc.                   COM            42217K106     2442    51267 SH       OTHER      1,2,4,5    51267      0    0
Health Care REIT Inc.                   COM            42217K106     2662    55875 SH       OTHER      1,3,4,5    55875      0    0
Health Care REIT Inc.                   COM            42217K106    89985  1888848 SH       DEFINED    1,4,5    1044930      0    0
Highwoods Properties Inc.               COM            431284108      510    16000 SH       OTHER      1,2,4,5    16000      0    0
Highwoods Properties Inc.               COM            431284108      570    17900 SH       OTHER      1,3,4,5    17900      0    0
Highwoods Properties Inc.               COM            431284108    18337   575730 SH       DEFINED    1,4,5     326380      0    0
Host Hotels & Resorts, Inc.             COM            44107P104     1937   108414 SH       OTHER      1,2,4,5   108414      0    0
Host Hotels & Resorts, Inc.             COM            44107P104     2108   117970 SH       OTHER      1,3,4,5   117970      0    0
Host Hotels & Resorts, Inc.             COM            44107P104    70938  3969687 SH       DEFINED    1,4,5    2186071      0    0
Hudson Pacific Properties               COM            444097109      126     8425 SH       OTHER      1,2,4,5     8425      0    0
Hudson Pacific Properties               COM            444097109      126     8425 SH       OTHER      1.3.4.5     8425      0    0
Hudson Pacific Properties               COM            444097109     2224   147767 SH       DEFINED    1,4,5      52667      0    0
Kimco Realty Corporation                COM            49446R109      831    46050 SH       OTHER      1,2,4,5    46050      0    0
Kimco Realty Corporation                COM            49446R109      888    49225 SH       OTHER      1,3,4,5    49225      0    0
Kimco Realty Corporation                COM            49446R109    31484  1745239 SH       DEFINED    1,4,5     908339      0    0
Macerich Company, The                   COM            554382101     1288    27200 SH       OTHER      1,2,4,5    27200      0    0
Macerich Company, The                   COM            554382101     1369    28900 SH       OTHER      1,3,4,5    28900      0    0
Macerich Company, The                   COM            554382101    36878   778509 SH       DEFINED    1,4,5     373350      0    0
Mack-Cali Realty Corporation            COM            554489104      925    27981 SH       OTHER      1,2,4,5    27981      0    0
Mack-Cali Realty Corporation            COM            554489104     1046    31625 SH       OTHER      1,3,4,5    31625      0    0
Mack-Cali Realty Corporation            COM            554489104    34132  1032425 SH       DEFINED    1,4,5     561713      0    0
Nationwide Health Properties, Inc.      COM            638620104     2710    74500 SH       OTHER      1,2,4,5    74500      0    0
Nationwide Health Properties, Inc.      COM            638620104     2916    80150 SH       OTHER      1,3,4,5    80150      0    0
Nationwide Health Properties, Inc.      COM            638620104   100361  2758684 SH       DEFINED    1,4,5    1484558      0    0

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Pebblebrook Hotel Trust                 COM            70509V100      307    15125 SH       OTHER      1,2,4,5    15125      0    0
Pebblebrook Hotel Trust                 COM            70509V100      347    17100 SH       OTHER      1,3,4,5    17100      0    0
Pebblebrook Hotel Trust                 COM            70509V100    11284   555317 SH       DEFINED    1,4,5     368442      0    0
Public Storage, Inc.                    COM            74460D109     2900    28598 SH       OTHER      1,2,4,5    28598      0    0
Public Storage, Inc.                    COM            74460D109     3184    31390 SH       OTHER      1,3,4,5    31390      0    0
Public Storage, Inc.                    COM            74460D109    97930   965584 SH       DEFINED    1,4,5     548920      0    0
Regency Centers Corp.                   COM            758849103     1875    44400 SH       OTHER      1,2,4,5    44400      0    0
Regency Centers Corp.                   COM            758849103     2049    48500 SH       OTHER      1,3,4,5    48500      0    0
Regency Centers Corp.                   COM            758849103    71333  1688752 SH       DEFINED    1,4,5     934302      0    0
Simon Property Group, Inc.              COM            828806109     7398    74362 SH       OTHER      1,2,4,5    74362      0    0
Simon Property Group, Inc.              COM            828806109     8102    81432 SH       OTHER      1,3,4,5    81432      0    0
Simon Property Group, Inc.              COM            828806109   243035  2442810 SH       DEFINED    1,4,5    1461766      0    0
SL Green Realty Corp                    COM            78440X101     1715    25400 SH       OTHER      1,2,4,5    25400      0    0
SL Green Realty Corp                    COM            78440X101     1836    27200 SH       OTHER      1,3,4,5    27200      0    0
SL Green Realty Corp                    COM            78440X101    31541   467199 SH       DEFINED    1,4,5     257251      0    0
Sunstone Hotel Investors Inc.           COM            867892101      389    37700 SH       OTHER      1,2,4,5    37700      0    0
Sunstone Hotel Investors Inc.           COM            867892101      442    42825 SH       OTHER      1,3,4,5    42825      0    0
Sunstone Hotel Investors Inc.           COM            867892101    17763  1719530 SH       DEFINED    1,4,5     893892      0    0
Taubman Centers, Inc.                   COM            876664103     2937    58175 SH       OTHER      1,2,4,5    58175      0    0
Taubman Centers, Inc.                   COM            876664103     3213    63650 SH       OTHER      1,3,4,5    63650      0    0
Taubman Centers, Inc.                   COM            876664103   110633  2191629 SH       DEFINED    1,4,5    1210671      0    0
Ventas Inc.                             COM            92276F100      803    15300 SH       OTHER      1,2,4,5    15300      0    0
Ventas Inc.                             COM            92276F100      882    16800 SH       OTHER      1,3,4,5    16800      0    0
Ventas Inc.                             COM            92276F100    28855   549819 SH       DEFINED    1,4,5     306994      0    0
Vornado Realty Trust                    COM            929042109   129756  1557136 SH       DEFINED    1,4,5     849767      0    0
Washington Real Estate Investment Trust COM            939653101     1179    38050 SH       OTHER      1,3,4,5    38050      0    0
Washington Real Estate Investment Trust COM            939653101     1051    33900 SH       OTHER      1,2,4,5    33900      0    0
Washington Real Estate Investment Trust COM            939653101    36919  1191314 SH       DEFINED    1,4,5     657664      0    0
Forest City Enterprise CL A             COM CL A       345550107      477    28600 SH       OTHER      1,2,4,5    28600      0    0
Forest City Enterprise CL A             COM CL A       345550107      601    36025 SH       OTHER      1,3,4,5    36025      0    0
Forest City Enterprise CL A             COM CL A       345550107     3128   187419 SH       DEFINED    1,4,5     167994      0    0
Hyatt Hotels Corp Class A               COM CL A       448579102      824    18000 SH       OTHER      1,2,4,5    18000      0    0
Hyatt Hotels Corp Class A               COM CL A       448579102      888    19400 SH       OTHER      1,3,4,5    19400      0    0
Hyatt Hotels Corp Class A               COM CL A       448579102     6619   144642 SH       DEFINED    1,4,5     129042      0    0
Entertainment Properties Trust          COM SH BEN INT 29380T105    34345   742592 SH       DEFINED    1,4,5     348217      0    0
Equity Residential                      COM SH BEN INT 29476L107     2913    56082 SH       OTHER      1,2,4,5    56082      0    0
Equity Residential                      COM SH BEN INT 29476L107     3194    61475 SH       OTHER      1,3,4,5    61475      0    0
Equity Residential                      COM SH BEN INT 29476L107   140637  2707159 SH       DEFINED    1,4,5    1485582      0    0
LaSalle Hotel Properties                COM SH BEN INT 517942108     1024    38800 SH       OTHER      1,2,4,5    38800      0    0
LaSalle Hotel Properties                COM SH BEN INT 517942108     1133    42900 SH       OTHER      1,3,4,5    42900      0    0
LaSalle Hotel Properties                COM SH BEN INT 517942108    37304  1413025 SH       DEFINED    1,4,5     803315      0    0
Liberty Property Trust                  SH BEN INT     531172104     1236    38725 SH       OTHER      1,2,4,5    38725      0    0
Liberty Property Trust                  SH BEN INT     531172104     1353    42400 SH       OTHER      1,3,4,5    42400      0    0
Liberty Property Trust                  SH BEN INT     531172104    47440  1486201 SH       DEFINED    1,4,5     798226      0    0
Vornado Realty Trust                    SH BEN INT     929042109     2904    34851 SH       OTHER      1,2,4,5    34851      0    0
Vornado Realty Trust                    SH BEN INT     929042109     3199    38388 SH       OTHER      1,3,4,5    38388      0    0